UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Fiduciary Counselling, Inc.

Address:   2000 Wells Fargo Place
           30 East Seventh Street
           Saint Paul, Minnesota 55101-4930


Form 13F File Number: 28-10705


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer D. Lammers
Title:  Chief Compliance Officer
Phone:  651-215-4428

Signature,  Place,  and  Date  of  Signing:

/s/ Jennifer D. Lammers            Saint Paul, Minnesota              11/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $       89,022
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


Confidential information has been omitted from this public Form 13F report, is subject to a request for confidential treatment of information in accordance with Rule 24b-2 under the Securities Exchange Act of 1934 and has been separately filed with the Secretary of the Securities and Exchange Commission.

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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -----
Royce Value Trust         Common         780910105       74    6,088 SH       SOLE                   0      0 6,088
Royce Micro Cap Trust Inc Common         780915104       73    8,855 SH       SOLE                   0      0 8,855
Source Capital, Inc       Common         836144105      256    5,503 SH       SOLE                   0      0 5,503


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